SHARE-BASED PAYMENT PLANS (Details)	12 Months Ended
	Dec. 31, 2021 BRL (R$) item shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2021 € / shares
SHARE-BASED PAYMENT PLANS
Share price | € / shares			€ 3.8520
Expense from share-based payment transactions with employees | R$	R$ 17,867,000	R$ 19,196,000
Consolidated liability balances | R$	R$ 109,682,000	R$ 86,296,000
TFSP 2019-2021 cycle
SHARE-BASED PAYMENT PLANS
Number of active executives	130
Number of potential shares to be received | shares	100,500
TFSP 2020-2022 cycle
SHARE-BASED PAYMENT PLANS
Number of active executives	146
Number of potential shares to be received | shares	117,200
TFSP 2021-2023 cycle
SHARE-BASED PAYMENT PLANS
Number of active executives	190
Number of potential shares to be received | shares	325,500
PSP 2019-2021 cycle
SHARE-BASED PAYMENT PLANS
Number of active executives	77
Number of executives appointed under articles Bylaws	3
Number of potential shares to be received | shares	792,868
PSP 2020-2022 cycle
SHARE-BASED PAYMENT PLANS
Number of active executives	90
Number of executives appointed under articles Bylaws	3
Number of potential shares to be received | shares	532,657
PSP 2021-2023 cycle
SHARE-BASED PAYMENT PLANS
Number of active executives	96
Number of executives appointed under articles Bylaws	3
Number of potential shares to be received | shares	1,855,383